Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax [Line Items]
Tax Act, increase in tax expense		$ 82,000
Tax Act, tax benefit	$ 6,700
Net deferred tax assets	127,867	221,819
Deferred tax assets after valuation allowance	254,624	353,215
Gross deferred tax liabilities	126,757	131,396
Unrecognized tax benefits	20,184	4,271	$ 4,244
Unrecognized tax benefits that would impact effective tax rate	17,000
Interest and income taxes accrued	1,600	400
Penalties and interest expense	1,300	$ 100
Domestic Tax Authority
Income Tax [Line Items]
Deferred tax assets after valuation allowance	49,800
Decrease in unrecognized tax benefits is reasonably possible	6,700
State and Local Jurisdiction
Income Tax [Line Items]
Deferred tax assets after valuation allowance	7,200
Decrease in unrecognized tax benefits is reasonably possible	$ 900